CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 14,450,968	$ 12,255,213
Restricted cash	1,485,008	797,241
Short-term investments	2,316,484	2,559,362
Accounts receivable, net	12,095,736	10,282,857
Accounts receivable-due from a related party	8,071,413	9,165,068
Inventories, net	9,543,736	7,316,029
Prepaid expenses and other current assets, net	2,393,488	872,753
Other receivables-due from related parties	745,479	249,235
Total current assets	51,102,312	43,497,758
Non-current assets
Property, plant and equipment, net	8,017,134	6,668,612
Intangible assets, net	50,442	33,008
Operating lease right-of-use assets	1,037,959	1,242,524
Finance lease right-of-use assets		38,160
Construction in progress	212,459
Long-term investment	1,650,516	2,747,493
Deferred tax assets, net	438,006	397,691
Other non-current assets	1,505,849	1,146,010
Total non-current assets	12,912,365	12,273,498
TOTAL ASSETS	64,014,677	55,771,256
Current liabilities
Short-term bank borrowings	1,312,189	1,223,405
Accounts payable	12,942,233	14,998,590
Notes payable	2,700,929	1,903,194
Income tax payable	2,793,010	1,600,300
Accrued expenses and other current liabilities	2,790,139	2,051,588
Other payables-due to related parties	2,195,738	1,778,175
Operating lease liabilities, current	432,730	423,214
Total current liabilities	25,166,968	23,978,466
Non-current liabilities
Operating lease liabilities, non-current	548,771	755,395
Deferred tax liabilities	1,154,421	970,520
Total non-current liabilities	1,703,192	1,725,915
TOTAL LIABILITIES	26,870,160	25,704,381
Shareholders’ equity
Ordinary share, $0.000016666667 par value, 3,000,000,000 shares authorized, 61,381,249 and 63,181,249 shares issued and outstanding as of December 31, 2024 and June 30, 2025, respectively*	1,053	1,023
Additional paid-in capital	7,736,645	7,060,050
Statutory surplus reserves	2,658,112	2,658,112
Retained earnings	27,802,955	21,951,873
Accumulated other comprehensive loss	(1,075,504)	(1,635,291)
Total ZJK Industrial Co., Ltd. shareholders’ equity	37,123,261	30,035,767
Non-controlling interests	21,256	31,108
Total shareholders’ equity	37,144,517	30,066,875
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 64,014,677	$ 55,771,256